CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement Of Comprehensive Income Abstract
Loss for the year	$ (31,789)	$ (24,018)	$ (41,009)
Other comprehensive profit/(loss)
Foreign exchange translation differences	245	69	(396)
Other comprehensive profit/(loss)	245	69	(396)
Total Comprehensive Loss (all attributable to owners of the parent)	$ (31,544)	$ (23,949)	$ (41,405)